NON-STATUTORY STOCK OPTIONS (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Options outstanding	147,200,000	42,000,000	5,000,000
Unrecognized stock-based compensation	$ 4,300	$ 2,780